General and administrative costs (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative costs	€ 5,359	€ 4,591	€ 15,679	€ 12,052
General and administrative costs [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs			€ 936	€ 0